Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	Dec. 31, 2024
Finance lease right-of-use asset [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful life	4 years
Minimum [Member] | Office equipment and furniture [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful life	3 years
Minimum [Member] | Leasehold improvement [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful life	2 years
Minimum [Member] | Software [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful life	1 year
Maximum [Member] | Office equipment and furniture [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful life	5 years
Maximum [Member] | Leasehold improvement [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful life	3 years
Maximum [Member] | Software [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful life	3 years